COMMUNITY CAPITAL TRUST

The Community Reinvestment Act Qualified Investment Fund
(the “Fund”)
CRA Shares (CRAIX)

Supplement dated October 30, 2015
to the Prospectus dated October 1, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective October 30, 2015:

1.	The disclosure under “FUND SUMMARY - Investment Advisor and Portfolio Managers” on page 5 is deleted and replaced by the following:

Community Capital Management, Inc. (the “Advisor”), serves as the investment advisor to the Fund. Michelle Rogers, Director of the Advisor, Elliott Gilfarb, CFA, and Andy Kaufman each serve as a Senior Portfolio Manager of the Fund. Julie Egan, Director of Municipal Research, serves as a Portfolio Manager of the Fund. Ms. Rogers has been a Portfolio Manager of the Fund since 2003, Mr. Gilfarb has been a Portfolio Manager of the Fund since 2012, Mr. Kaufman has been a Portfolio Manager of the Fund since 2015 and Ms. Egan has been a Portfolio Manager of the Fund since 2009.

2.	The following paragraph is added after the fourth paragraph under the section entitled “INVESTMENT ADVISOR” on page 20 of the Prospectus:

Andy Kaufman serves as a Senior Portfolio Manager of the Fund. He is responsible for all facets of managing the portfolio. Mr. Kaufman joined the Advisor in 2015 as Senior Portfolio Manager. From 2014 to 2015, Mr. Kaufman was a portfolio manager at Mercantil Commercebank and from 2004 to 2014, he was a portfolio manager at BlackRock Financial Management.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

COMMUNITY CAPITAL TRUST

The Community Reinvestment Act Qualified Investment Fund
(the “Fund”)
Retail Shares (CRATX)

Supplement dated October 30, 2015
to the Prospectus dated October 1, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective October 30, 2015:

1.	The disclosure under “FUND SUMMARY - Investment Advisor and Portfolio Managers” on page 5 is deleted and replaced by the following:

Community Capital Management, Inc. (the “Advisor”), serves as the investment advisor to the Fund. Michelle Rogers, Director of the Advisor, Elliott Gilfarb, CFA, and Andy Kaufman each serve as a Senior Portfolio Manager of the Fund. Julie Egan, Director of Municipal Research, serves as a Portfolio Manager of the Fund. Ms. Rogers has been a Portfolio Manager of the Fund since 2003, Mr. Gilfarb has been a Portfolio Manager of the Fund since 2012, Mr. Kaufman has been a Portfolio Manager of the Fund since 2015 and Ms. Egan has been a Portfolio Manager of the Fund since 2009.

2.	The following paragraph is added after the fourth paragraph under the section entitled “INVESTMENT ADVISOR” on page 20 of the Prospectus:

Andy Kaufman serves as a Senior Portfolio Manager of the Fund. He is responsible for all facets of managing the portfolio. Mr. Kaufman joined the Advisor in 2015 as Senior Portfolio Manager. From 2014 to 2015, Mr. Kaufman was a portfolio manager at Mercantil Commercebank and from 2004 to 2014, he was a portfolio manager at BlackRock Financial Management.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

COMMUNITY CAPITAL TRUST

The Community Reinvestment Act Qualified Investment Fund
(the “Fund”)
Institutional Shares (CRANX)

Supplement dated October 30, 2015
to the Prospectus dated October 1, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective October 30, 2015:

1.	The disclosure under “FUND SUMMARY - Investment Advisor and Portfolio Managers” on page 5 is deleted and replaced by the following:

Community Capital Management, Inc. (the “Advisor”), serves as the investment advisor to the Fund. Michelle Rogers, Director of the Advisor, Elliott Gilfarb, CFA, and Andy Kaufman each serve as a Senior Portfolio Manager of the Fund. Julie Egan, Director of Municipal Research, serves as a Portfolio Manager of the Fund. Ms. Rogers has been a Portfolio Manager of the Fund since 2003, Mr. Gilfarb has been a Portfolio Manager of the Fund since 2012, Mr. Kaufman has been a Portfolio Manager of the Fund since 2015 and Ms. Egan has been a Portfolio Manager of the Fund since 2009.

2.	The following paragraph is added after the fourth paragraph under the section entitled “INVESTMENT ADVISOR” on page 19 of the Prospectus:

Andy Kaufman serves as a Senior Portfolio Manager of the Fund. He is responsible for all facets of managing the portfolio. Mr. Kaufman joined the Advisor in 2015 as Senior Portfolio Manager. From 2014 to 2015, Mr. Kaufman was a portfolio manager at Mercantil Commercebank and from 2004 to 2014, he was a portfolio manager at BlackRock Financial Management.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

COMMUNITY CAPITAL TRUST

CCM Alternative Income Fund
(the “Fund”)
Institutional Shares (CCMNX)

Supplement dated October 30, 2015
to the Prospectus dated October 1, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective October 30, 2015:

1.	The disclosure under “FUND SUMMARY - Portfolio Managers” on page 10 is deleted and replaced by the following:

Name	Portfolio Manager of the Fund Since	Title
Of the Advisor:
Todd Cohen	Since Inception	President and Chief Investment Officer
David Sand	Since Inception	Chief Investment Strategist
Elliot Gilfarb	Since Inception	Senior Portfolio Manager
Andy Kaufman	October 2015	Senior Portfolio Manager
Of the Sub-Advisor:
Andrew J. Cowen	Since Inception	Managing Member, Chief Investment Officer and Chief Compliance Officer
Thomas R. Lott	Since Inception	Managing Member

2.	The following disclosure is added to the first paragraph under the section entitled “INVESTMENT ADVISOR AND SUB-ADVISOR” on page 27 of the Prospectus:

Andy Kaufman has been a portfolio manager of the Fund since October 2015.  Mr. Kaufman joined the Advisor in 2015 as Senior Portfolio Manager. From 2014 to 2015, Mr. Kaufman was a portfolio manager at Mercantil Commercebank and from 2004 to 2014, he was a portfolio manager at BlackRock Financial Management.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

COMMUNITY CAPITAL TRUST

The Community Reinvestment Act Qualified Investment Fund
(the “Fund”)
CRA Shares (CRAIX)
Retail Shares (CRATX)
Institutional Shares (CRANX)

Supplement dated October 30, 2015
to the Statement of Additional Information (“SAI”) dated October 1, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following changes are made to the SAI, effective October 30, 2015:

1.	The following disclosure is added to the table under “INVESTMENT ADVISOR - Portfolio Managers – Other Accounts Managed by the Portfolio Managers” on page 14 of the SAI:

	Number of Other Accounts Managed and Total Assets by Account Type*						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based*
Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Andy Kaufman	3	$1,750,000,000	1	$25,000,000	16	$325,000,000	--	--	--	--	--	--

*	This information presented for Mr. Kaufman is current as of September 30, 2015

2.	The disclosure under “INVESTMENT ADVISOR - Portfolio Manager – Compensation” on page 14 of the SAI is deleted and replaced with the following:

Michelle Rogers, Elliot Gilfarb and Andy Kaufman are paid fixed salaries, and Julie Egan is paid a base salary with increases dependent upon increases in the Advisor’s assets under management (capped at a maximum base salary). Each portfolio manager is eligible for an annual bonus at the Advisor’s discretion, which is based upon the overall profitability of the Advisor.

3.	The following disclosure is added to the table under “INVESTMENT ADVISOR - Portfolio Managers – Portfolio Managers’ Ownership of Securities in the Fund” on page 15 of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Managers*
Andy Kaufman	$0

*	This information presented for Mr. Kaufman is current as of September 30, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

COMMUNITY CAPITAL TRUST

CCM Alternative Income Fund
(the “Fund”)
Institutional Shares (CCMNX)

Supplement dated October 30, 2015
to the Statement of Additional Information (“SAI”) dated October 1, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following changes are made to the SAI, effective October 30, 2015:

1.	The following disclosure is added to the table under “INVESTMENT ADVISOR AND SUB-ADVISOR- Portfolio Managers – Other Accounts Managed by the Portfolio Managers” on page 37 of the SAI:

	Number of Other Accounts Managed and Total Assets by Account Type*						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based*
Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Andy Kaufman	3	$1,750,000,000	1	$25,000,000	16	$325,000,000	--	--	--	--	--	--

*	This information presented for Mr. Kaufman is current as of September 30, 2015

2.	The disclosure under “INVESTMENT ADVISOR AND SUB-ADVISOR - Portfolio Manager – Compensation – Advisor” on page 37 of the SAI is deleted and replaced with the following:

Todd Cohen is paid a salary and bonus based upon the percentage of the profitability of the Advisor.  Each of David Sand, Elliot Gilfarb and Andy Kaufman is paid a fixed salary and is eligible for an annual bonus at the Advisor’s discretion, which is based upon the overall profitability of the Advisor.

3.	The following disclosure is added to the table under “INVESTMENT ADVISOR AND SUB-ADVISOR - Portfolio Managers – Portfolio Managers’ Ownership of Securities in the Fund” on page 38 of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Managers*
Andy Kaufman	$0

*	This information presented for Mr. Kaufman is current as of September 30, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE